Bank Loans (Tables)	6 Months Ended
Jun. 30, 2023
Bank Loans [Abstract]
Schedule of Bank Loans	Bank loans as of June 30, 2023 and December 31, 2022 are summarized as follows:
	June 30, 2023	December 31, 2022
Bank loans	€440,170	€556,386
Lines of credit	3,404,561	7,778,145
	3,844,731	8,334,531
less: current portion	(3,636,961)	(8,010,239)
	€207,770	€324,292

Schedule of Terms and Conditions of Outstanding Bank Loans	The terms and conditions of outstanding bank loans are as follows:
		Nominal		June 30, 2023		December 31, 2022
Bank Loans	Currency	interest rate	Year of maturity	Face Value	Carrying Amount	Face Value	Carrying Amount
Bankia SA	EUR	1.50%	2025	400,000	186,560	400,000	236,243
Targobank SA	EUR	1.87%	2025	100,000	50,874	100,000	63,317
Banco de Sabadell SA	EUR	1.50%	2025	250,000	116,446	250,000	149,366
Liberbank	EUR	1.55%	2025	170,000	86,291	170,000	107,460
				€920,000	€440,170	€920,000	€556,386

Schedule of Principal Repayments to Maturity by Fiscal Year	Principal repayments to maturity by fiscal year are as follows:
Year ended December 31,
2023 (excluding the six months ended June 30, 2023)	€114,157
2024	233,926
2025	92,087
Thereafter	-
Total	€440,170

Schedule of Company Maintains the Following Lines of Credit	the Company maintains the following lines of credit
				June 30, 2023
Line of credit	Credit Limit	Nominal interest rate	Maturity	Carrying Value
Caixabank	€2,500,000	2.00% + Euribor	3/25/2024	€1,307,300
Sabadell	1,700,000	2.75% + Euribor	2/28/2024	332,514
BBVA	1,500,000	1.90% + Euribor	12/22/2023	1,331,874
BBVA	1,500,000	1.90% + Euribor	03/01/2024
Santander	2,000,000	2.25% + Euribor	2/28/2024	432,872
Abanca ICO	150,000	1.40% + Euribor	10/31/2023	-
Abanca	700,000	2.00% + Euribor	11/30/2024	-
Bankinter ICO	500,000	1.40% + Euribor	6/21/2024	-
Bankinter	500,000	1.5% + Euribor	6/6/2024	-
	€11,050,000			€3,404,561

				December 31, 2022
Line of credit	Credit Limit	Nominal interest rate	Maturity	Carrying Value
Caixabank	€2,500,000	2.00% + Euribor	3/25/2023	€2,108,807
Sabadell	1,700,000	2.75% + Euribor	2/28/2023	1,623,953
BBVA	650,000	1.90% + Euribor	12/22/2023	381,000
BBVA	650,000	1.90% + Euribor	12/22/2023	628,951
Santander	2,000,000	2.25% + Euribor	2/28/2023	1,928,786
Abanca ICO	150,000	1.40% + Euribor	10/31/2023	150,000
Abanca	700,000	2.00% + Euribor	11/30/2024	319,103
Bankinter ICO	500,000	1.40% + Euribor	6/21/2023	485,830
Bankinter	500,000	1.50% + Euribor	6/6/2023	151,715
	€9,350,000			€7,778,145